Employee Benefits - Defined Benefit Pension Plans - Amounts Recognized in Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	¥ 416,952	¥ 426,268
Fair value of plan assets	290,714	303,816
Net defined benefit liabilities (assets)	126,238	122,452
Consolidated statements of financial position
Net defined benefit liabilities	156,617	156,896
Net defined benefit assets	30,379	34,444
Net defined benefit liabilities (assets)	126,238	122,452
Japan
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	190,552	198,293
Fair value of plan assets	211,114	223,191
Net defined benefit liabilities (assets)	(20,562)	(24,898)
Consolidated statements of financial position
Net defined benefit liabilities	9,817	9,461
Net defined benefit assets	30,379	34,359
Net defined benefit liabilities (assets)	(20,562)	(24,898)
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	226,400	227,975
Fair value of plan assets	79,600	80,625
Net defined benefit liabilities (assets)	146,800	147,350
Consolidated statements of financial position
Net defined benefit liabilities	146,800	147,435
Net defined benefit assets	0	85
Net defined benefit liabilities (assets)	¥ 146,800	¥ 147,350